Note 9 - Capital Stock (Details) - Fair Value Assumptions (USD $)	12 Months Ended		5 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 1.00	$ 0.77
Volatility	227.71%
Minimum [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 1.06
Risk free interest rate	1.72%
Minimum [Member] | Director [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 0.54
Expected life (years)	5 years 94 days
Risk free interest rate	0.80%
Minimum [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Expected life (years)	5 years
Risk free interest rate	0.44%
Maximum [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 1.31
Risk free interest rate	2.17%
Maximum [Member] | Director [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 0.99
Expected life (years)	5 years 6 months
Risk free interest rate	1.69%
Maximum [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Expected life (years)	7 years 3 months
Risk free interest rate	2.19%
Advisor [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Expected life (years)	10 years		10 years
Volatility	73.26%
Director [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Volatility	211.91%